Share-based compensation - Share options outstanding (Details) - Share option plans - Options	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Outstanding share options	5,540,600	5,128,680	2,661,096	779,813
Not later than one year
Share-based compensation
Outstanding share options	49,687	555,126
Later than one year and not later than two years
Share-based compensation
Outstanding share options	155,000	49,687	555,126
Later than two years and not later than three years
Share-based compensation
Outstanding share options		155,000	49,687
Later than three years and not later than four years
Share-based compensation
Outstanding share options			155,000
Later than four years and not later than five years
Share-based compensation
Outstanding share options	506,351
Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	1,901,283
Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	2,711,090	1,901,283
Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	217,189	2,467,584	1,901,283
Exercise Price CHF1.00
Share-based compensation
Outstanding share options	292,261	292,261	292,261
Exercise Price CHF1.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	292,261
Exercise Price CHF1.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options		292,261
Exercise Price CHF1.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options			292,261
Exercise Price CHF1.50
Share-based compensation
Outstanding share options	187,189
Exercise Price CHF1.50 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	187,189
Exercise Price CHF1.80
Share-based compensation
Outstanding share options	30,000
Exercise Price CHF1.80 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options	30,000
Exercise Price CHF2.00
Share-based compensation
Outstanding share options	2,270,060	2,318,835	2,318,835
Exercise Price CHF2.00 | Not later than one year
Share-based compensation
Outstanding share options	49,687	555,126
Exercise Price CHF2.00 | Later than one year and not later than two years
Share-based compensation
Outstanding share options	105,000	49,687	555,126
Exercise Price CHF2.00 | Later than two years and not later than three years
Share-based compensation
Outstanding share options		105,000	49,687
Exercise Price CHF2.00 | Later than three years and not later than four years
Share-based compensation
Outstanding share options			105,000
Exercise Price CHF2.00 | Later than four years and not later than five years
Share-based compensation
Outstanding share options	506,351
Exercise Price CHF2.00 | Later than seven years and not later than eight years
Share-based compensation
Outstanding share options	1,609,022
Exercise Price CHF2.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options		1,609,022
Exercise Price CHF2.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options			1,609,022
Exercise Price CHF2.08
Share-based compensation
Outstanding share options	50,000	50,000	50,000
Exercise Price CHF2.08 | Later than one year and not later than two years
Share-based compensation
Outstanding share options	50,000
Exercise Price CHF2.08 | Later than two years and not later than three years
Share-based compensation
Outstanding share options		50,000
Exercise Price CHF2.08 | Later than three years and not later than four years
Share-based compensation
Outstanding share options			50,000
Exercise Price CHF2.25
Share-based compensation
Outstanding share options	243,506
Exercise Price CHF2.25 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	243,506
Exercise Price CHF3.00
Share-based compensation
Outstanding share options	2,467,584	2,467,584
Exercise Price CHF3.00 | Later than eight years and not later than nine years
Share-based compensation
Outstanding share options	2,467,584
Exercise Price CHF3.00 | Later than nine years and not later than ten years
Share-based compensation
Outstanding share options		2,467,584